OTHER EXPENSES	12 Months Ended
Jun. 30, 2023
Other Expenses
OTHER EXPENSES

7. OTHER EXPENSES

	2023 A$	2022 A$	2021 A$
Buildings and facilities costs	695,844	748,580	345,624
Insurance	403,167	345,450	302,722
Investor relations and shareholder maintenance	469,151	344,355	273,187
Net unrealized foreign exchange loss	13,521	-	47,896
Net realized foreign exchange loss	-	-	-
Bank and credit card merchant charges	426,589	296,883	14,582
IT and communication	670,008	84,133	75,311
Travel and entertainment	366,920	67,298	12,318
Administrative	370,571	121,184	82,264
Other expenses	271,259	146,492	129,967
Total other expenses	3,687,030	2,154,375	1,283,871

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)